Schedule of Allowance for Expected Credit Losses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Credit Loss [Abstract]
Balance	$ 10,423	$ 13,281
Recovery of credit losses		(2,858)
Balance	$ 10,423	$ 10,423